Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 47-0914596 001 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
*Common Stock of MainStreet Bancshares, Incorporated	$ 28,052,536	$ 28,052,536
Investment, Identifier [Axis]: CollectiveTrustFundsMember
*Common Stock of MainStreet Bancshares, Incorporated	$ 15,864,705	$ 15,864,705
Investment, Identifier [Axis]: EmployerSecurityCommonStockMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	false	false
*Common Stock of MainStreet Bancshares, Incorporated	$ 7,836,449	$ 7,836,449
Investment, Identifier [Axis]: EmployerSecurityMember
*Common Stock of MainStreet Bancshares, Incorporated	$ 7,913,245	$ 7,913,245
Investment, Identifier [Axis]: EmployerSecurityPreferredStockMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 76,796	$ 76,796
Investment, Identifier [Axis]: MutualFundAmericanBalanceFundMember
*Common Stock of MainStreet Bancshares, Incorporated	411,234	411,234
Investment, Identifier [Axis]: MutualFundAmericanBeaconSmallCapValueFundMember
*Common Stock of MainStreet Bancshares, Incorporated	147,373	147,373
Investment, Identifier [Axis]: MutualFundAmericanCenturyMidCapValueFundMember
*Common Stock of MainStreet Bancshares, Incorporated	214,236	214,236
Investment, Identifier [Axis]: MutualFundAmericanCenturySmallCapValueFundMember
*Common Stock of MainStreet Bancshares, Incorporated	86,271	86,271
Investment, Identifier [Axis]: MutualFundAmericanFundsFundamentalInvestorsFundMember
*Common Stock of MainStreet Bancshares, Incorporated	90,860	90,860
Investment, Identifier [Axis]: MutualFundAmericanFundsMortgageFundMember
*Common Stock of MainStreet Bancshares, Incorporated	1,407	1,407
Investment, Identifier [Axis]: MutualFundAmericanMutualFundMember
*Common Stock of MainStreet Bancshares, Incorporated	62,685	62,685
Investment, Identifier [Axis]: MutualFundBlackRockGlobalAllocationFundMember
*Common Stock of MainStreet Bancshares, Incorporated	31,230	31,230
Investment, Identifier [Axis]: MutualFundCapitalWorldGrowthAndIncomeFundMember
*Common Stock of MainStreet Bancshares, Incorporated	98,147	98,147
Investment, Identifier [Axis]: MutualFundEUPACFundMember
*Common Stock of MainStreet Bancshares, Incorporated	206,818	206,818
Investment, Identifier [Axis]: MutualFundFidelity500IndexFundMember
*Common Stock of MainStreet Bancshares, Incorporated	162,831	162,831
Investment, Identifier [Axis]: MutualFundFidelityAdvisorsGrowthOpportunitiesFundMember
*Common Stock of MainStreet Bancshares, Incorporated	242,790	242,790
Investment, Identifier [Axis]: MutualFundFidelityInternationalIndexFundMember
*Common Stock of MainStreet Bancshares, Incorporated	14,578	14,578
Investment, Identifier [Axis]: MutualFundFidelityMidCapIndexFundMember
*Common Stock of MainStreet Bancshares, Incorporated	55,086	55,086
Investment, Identifier [Axis]: MutualFundFidelityUSBondIndexMember
*Common Stock of MainStreet Bancshares, Incorporated	12,887	12,887
Investment, Identifier [Axis]: MutualFundJPMorganLargeCapGrowthR7FundMember
*Common Stock of MainStreet Bancshares, Incorporated	782,754	782,754
Investment, Identifier [Axis]: MutualFundMember
*Common Stock of MainStreet Bancshares, Incorporated	3,660,340	3,660,340
Investment, Identifier [Axis]: MutualFundNewWorldFundIncMember
*Common Stock of MainStreet Bancshares, Incorporated	58,931	58,931
Investment, Identifier [Axis]: MutualFundNomuraDiversifiedIncomeFundMember
*Common Stock of MainStreet Bancshares, Incorporated	5,783	5,783
Investment, Identifier [Axis]: MutualFundPIMCODiversifiedIncomeInstitutionalFundMember
*Common Stock of MainStreet Bancshares, Incorporated	107,808	107,808
Investment, Identifier [Axis]: MutualFundPIMCOIncomeInstitutionalFundMember
*Common Stock of MainStreet Bancshares, Incorporated	25,087	25,087
Investment, Identifier [Axis]: MutualFundSmallcapWorldFundIncMember
*Common Stock of MainStreet Bancshares, Incorporated	117,249	117,249
Investment, Identifier [Axis]: MutualFundTheGrowthFundOfAmericaMember
*Common Stock of MainStreet Bancshares, Incorporated	411,298	411,298
Investment, Identifier [Axis]: MutualFundTheNewEconomyFundMember
*Common Stock of MainStreet Bancshares, Incorporated	121,280	121,280
Investment, Identifier [Axis]: MutualFundWashingtonMutualInvestorsFundMember
*Common Stock of MainStreet Bancshares, Incorporated	$ 191,717	$ 191,717
Investment, Identifier [Axis]: PSAPrincipalRealEstateSecuritiesSeparateAccountZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 59,170	$ 59,170
Investment, Identifier [Axis]: PSAPrincipalSpectrumSecuritiesIncomeSeparateAccountZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 42,591	$ 42,591
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 378,555	$ 378,555
EBP, Asset Held for Investment, Participant Loan, Maturity Date		Dec. 31, 2051
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: PooledSeparateAccountsMember
*Common Stock of MainStreet Bancshares, Incorporated	$ 101,761	$ 101,761
Investment, Identifier [Axis]: PrincipalFixedIncomeGuaranteedOptionMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 133,930	$ 133,930
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2015CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 793,289	$ 793,289
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2020CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 854,055	$ 854,055
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2025CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 1,399,875	$ 1,399,875
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2030CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 2,809,099	$ 2,809,099
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2035CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 2,170,557	$ 2,170,557
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2040CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 1,803,956	$ 1,803,956
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2045CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 2,380,955	$ 2,380,955
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2050CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 1,679,236	$ 1,679,236
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2055CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 1,065,624	$ 1,065,624
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2060CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 461,239	$ 461,239
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2065CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 130,428	$ 130,428
Investment, Identifier [Axis]: PrincipalLifeTimeHybrid2070CITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 7,818	$ 7,818
Investment, Identifier [Axis]: PrincipalLifeTimeHybridIncomeCITZMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
*Common Stock of MainStreet Bancshares, Incorporated	$ 308,574	$ 308,574